Loss on impairment of investments in associated companies - Seadrill Partners (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Impairment of investments	$ 0	$ 0	$ 47	$ 302
Investments, book value			248	389
Seadrill Partners
Schedule of Equity Method Investments [Line Items]
Impairment of investments			47	302
Seadrill Partners | Seadrill Partners - Direct ownership investments
Schedule of Equity Method Investments [Line Items]
Impairment of investments	0	0	47	248
Seadrill Partners | Seadrill Partners - Seadrill member interest and IDRs
Schedule of Equity Method Investments [Line Items]
Impairment of investments	$ 0	$ 0	$ 0	$ 54